Description of Organization and Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Allowance for doubtful accounts receivable	$ 500	$ 400	$ 300	$ 0